Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

NOTE 14. SUBSEQUENT EVENTS

Pursuant to the resolution of the shareholders adopted on March 14, 2017, the Company authorized maximum shares that the Company may issue be increased from 80,000,000 shares of a single class with a par value of US$0.001 each to an unlimited number of shares of a single class with a par value of US$0.001 each. Share amounts for all periods presented herein have been adjusted to reflect the change as if it had occurred at the beginning of the first period presented.